Submission	Nov. 14, 2024
Submission [Line Items]
Central Index Key	0001785173
Registrant Name	89bio, Inc.
Registration File Number	333-272144
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES